Non-current receivables - Schedule of Non-Current Receivables by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 38,658	$ 160,352	[1]
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	7,206	0
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	725	0
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	541	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 30,186	$ 160,352

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.